Employee Benefits, Changes in Benefit Obligation and Fair Value of Plan Assets (Details) - USD ($) $ in Millions	12 Months Ended			174 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2023
Cash balance plan [Member]
Employee Benefits and Other Expenses Textual [Abstract]
New benefits accrued				$ 0
Pension benefits [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of period	$ 8,600
Fair value of plan assets at end of period	8,634	$ 8,600		8,634
Pension benefits qualified [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of period	8,141	11,032
Service cost	25	19	$ 17
Interest cost	403	348	296
Plan participants’ contributions	0	0
Actuarial loss (gain)	191	(2,256)
Benefits paid	(634)	(966)
Settlements, Curtailments, and Amendments	0	(29)
Foreign exchange impact	0	(7)
Benefit obligation at end of period	8,126	8,141	11,032	8,126
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of period	8,600	11,581
Actual return on plan assets	653	(1,998)
Employer contribution	15	16
Plan participants’ contributions	0	0
Benefits paid	(634)	(966)
Settlement	0	(29)
Foreign exchange impact	0	(4)
Fair value of plan assets at end of period	8,634	8,600	11,581	8,634
Funded status at end of period	508	459		508
Amounts recognized on the consolidated balance sheet at end of period, Assets	585	522		585
Amounts recognized on the consolidated balance sheet at end of period, Liabilities	(77)	(63)		(77)
Employee Benefits and Other Expenses Textual [Abstract]
Settlement loss	0	226	134
Pension benefits qualified [Member] | Cash balance plan [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Employer contribution	0
Employee Benefits and Other Expenses Textual [Abstract]
Settlement loss	0	221
Pension benefits qualified [Member] | Canada pension plan [Member]
Employee Benefits and Other Expenses Textual [Abstract]
Settlement loss		5
Plan settlement		29
Pension benefits nonqualified [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of period	391	501
Service cost	0	0	0
Interest cost	18	12	12
Plan participants’ contributions	0	0
Actuarial loss (gain)	8	(76)
Benefits paid	(42)	(46)
Settlements, Curtailments, and Amendments	0	0
Foreign exchange impact	0	0
Benefit obligation at end of period	375	391	501	375
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of period	0	0
Actual return on plan assets	0	0
Employer contribution	42	46
Plan participants’ contributions	0	0
Benefits paid	(42)	(46)
Settlement	0	0
Foreign exchange impact	0	0
Fair value of plan assets at end of period	0	0	0	0
Funded status at end of period	(375)	(391)		(375)
Amounts recognized on the consolidated balance sheet at end of period, Assets	0	0		0
Amounts recognized on the consolidated balance sheet at end of period, Liabilities	(375)	(391)		(375)
Employee Benefits and Other Expenses Textual [Abstract]
Settlement loss	0	1	2
Other benefits [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of period	309	439
Service cost	0	0	0
Interest cost	15	9	11
Plan participants’ contributions	37	39
Actuarial loss (gain)	(8)	(103)
Benefits paid	(66)	(75)
Settlements, Curtailments, and Amendments	0	0
Foreign exchange impact	0	0
Benefit obligation at end of period	287	309	439	287
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of period	476	550
Actual return on plan assets	44	(45)
Employer contribution	6	7
Plan participants’ contributions	37	39
Benefits paid	(66)	(75)
Settlement	0	0
Foreign exchange impact	0	0
Fair value of plan assets at end of period	497	476	550	497
Funded status at end of period	210	167		210
Amounts recognized on the consolidated balance sheet at end of period, Assets	224	181		224
Amounts recognized on the consolidated balance sheet at end of period, Liabilities	(14)	(14)		$ (14)
Employee Benefits and Other Expenses Textual [Abstract]
Settlement loss	$ 0	$ 0	$ 0